Schedule of Components of Loss Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
U.S.	$ (5,031)	$ (1,051)
Foreign	(245)	(760)
Income (Loss) before income taxes	$ (5,276)	$ (1,811)